Appendix I. Subsidiaries (fully-consolidated companies) (million euro)	12 Months Ended
Dec. 31, 2024
Disclosure of subsidiaries [abstract]
Disclosure of subsidiaries [text block]
Appendix I. Subsidiaries (fully-consolidated companies) (million euro)

Entity	Type	Parent	% Ownership	Net Cost Ownership	Audit
CONTINUING OPERATIONS
CORPORATION
NETHERLANDS (Registered Office: Amsterdam)
Ferrovial Netherlands B.V.		Ferrovial SE	100.0%	80	1
Ferrovial Ventures Netherlands B.V.		Ferrovial SE	100.0%	9
SPAIN (Registered Office: Madrid)
Ferrovial Inversiones, S.A. (a)		Ferrovial SE	100.0%	2
Ferrovial Emisiones, S.A. (a)		Ferrovial SE	100.0%	0	1
Ferrovial Corporación, S.A. (a)		Ferrovial SE	100.0%	5	1
Ferrofin, S.L. (a)		Ferrovial Construcción, S.A. (a)	52.0%	40	1
		Ferrovial SE	48.0%	33	1
Temauri, S.L. (a)		Ferrovial SE	100.0%	5
Ferrovial 008, S.L.U (a)		Ferrovial SE	100.0%	0
Ferrovial 009, S.L.U (a)		Ferrovial SE	100.0%	0
Ferrovial 011, S.A		Ferrovial SE	100.0%	0
Ferrovial 012, S.A		Ferrovial SE	100.0%	0
Ferrovial 013, S.A		Ferrovial SE	100.0%	0
Ferrovial 014, S.A		Ferrovial SE	100.0%	0
Ferrovial 015, S.L.		Ferrovial SE	100.0%	0
Ferrovial 016, S.L.		Ferrovial SE	100.0%	0
Ferrovial 017, S.L.		Ferrovial SE	100.0%	0
Ferrovial Venture VI, S.A.U. (a)		Ferrovial SE	100.0%	6
Ferrovial Ventures, S.A.U. (a)		Ferrovial SE	100.0%	15
UNITED KINGDOM (Registered Office: Oxford)
Ferrocorp UK Ltd.		Ferrovial SE	100.0%	1	1
UNITED KINGDOM (Registered Office: London)
Ferrovial Ventures, Ltd.		Ferrovial SE	100.0%	7	1
IRELAND (Registered Office: Dublin)
Landmille, Ltd**		Ferrovial SE	100.0%	1	3
LUXEMBOURG (Registered Office: Luxembourg)
Krypton RE, S.A.		Ferrovial SE	100.0%	8	1
UNITED STATES (Registered Office: Austin)
Landmille US LLC		Ferrovial Holding US Corp	100.0%	0	3
UNITED STATES (Registered Office: New York)
Ferrovial IT US, LLC		Ferrovial Holding US Corp	100.0%	0
CONSTRUCTION
GERMANY (Registered Office: Cologne)
Budimex Bau GmbH		Budimex, S.A.	100.0%	0
RailBX GmbH		Budimex, S.A.	100.0%	6
ARABIA (Registered Office: Riyadh)
Ferrovial Agroman Company *		Ferrovial Construcción, S.A. (a)	97.5%	3	7
AUSTRALIA (Registered Office: Sydney)
Ferrovial Construction (Australia) PTY LTD		Ferrovial Construction Holdings Ltd	100.0%	46	1
BRASIL (Registered Office: Bela Vista, Sao Paulo)
Constructora Ferrovial Ltd. (Brazil) *		Ferrovial Construction International S.E.	99.0%	1
CANADA (Registered Office: Alberta)
Webber Infrastructure Management Alberta Ltd		Webber Infrastructure Management Canada Holdings Ltd	100.0%	0
CANADA (Registered Office: Markham - Ontario)
Ferrovial Construction CANADA Inc.		Ferrovial Construction International S.E.	100.0%	66	1
Ontario Transit FCCI (Hold Co) Inc.		Ferrovial Construction CANADA Inc.	100.0%	0
Webber Infrastructure Management Canada Ltd		Webber Infrastructure Management Canada Holdings Ltd	100.0%	6
Webber Infrastructue Management Ontario Limited		Webber Infrastructure Management Canada Holdings Ltd	100.0%	30
CANADA (Registered Office: Toronto)
Webber Infrastructure Management Canada Holdings Ltd		Ferrovial Construction International S.E.	100.0%	0
CHILE (Registered Office: Santiago de Chile)
Constructora Ferrovial Ltda. *		Ferrovial Empresa Constructora Ltda.	97.2%	0	1
Ferrovial Construcción Chile S.A.		Ferrovial Empresa Constructora Ltda.	100.0%	63	1
Ferrovial Empresa Constructora Ltda.		Ferrovial Construction International S.E.	100.0%	0	1
Ferrovial Energía Construcción SpA		Ferrovial Energía, S.A. (a)	100.0%	0	1

COLOMBIA (Registered Office: Bogotá)
Ferrovial Construcción Colombia, S.A.S		Ferrovial Construction International S.E.	100.0%	0
SLOVAKIA (Registered Office: Bratislava)
D4R7 Construction S.R.O.		Ferrovial Construction Slovakia S.R.O.	65.0%	0	3
Ferrovial Construction Slovakia S.R.O. *		Ferrovial Construction Holdings Ltd	99.0%	(2)	3
Budimex Slovakia s.r.o.		Budimex, S.A.	100.0%	0
SPAIN (Registered Office: Barcelona)
Conc. Prisiones Lledoners,S.A. (a)	P	Ferrovial Construcción, S.A. (a)	100.0%	16	1
SPAIN (Registered Office: Bilbao)
Cadagua, S.A. (a) *		Ferrovial Construcción, S.A. (a)	99.95%	70	1
SPAIN (Registered Office: Madrid)
Cocsa, S.A. (a)*		Ferrovial Construcción, S.A. (a)	99.95%	8	1
Ditecpesa, S.A. (a) *		Ferrovial Construcción, S.A. (a)	99.95%	1	1
Ferroconservación, S.A. (a)		Ferrovial Construcción, S.A. (a)	99.0%	19	1
Ferrovial Construcción, S.A. (a) *		Ferrovial SE	99.99%	386	1
Ferrovial Medio Ambiente y Energía, S.A. (a) *		Ferrovial Construcción, S.A. (a)	99.95%	1
Ferrovial Railway S.A. (a) *		Ferrovial Construcción, S.A. (a)	98.8%	0
Urbaoeste, S.A. (a) *		Ferrovial Construcción, S.A. (a)	99.0%	0
Cimentaciones Especiales y Estructurales CIMSA, S.A. *		Ferrovial Construcción, S.A. (a)	99.0%	0	1
Arena Recursos Naturales, S.A.U. (a)		Ferrovial Construcción, S.A. (a)	100.0%	0
Tecpresa Structural Solutions SA (a) *		Ferrovial Construcción, S.A. (a)	99.1%	2
SPAIN (Registered Office: Zaragoza)
Depusa Aragón S.A. (a)	P	Cadagua, S.A. (a)	51.7%	2	1
		Ferrovial Construcción, S.A. (a)	42.3%	0	1
UNITED STATES (Registered Office: Atlanta)
Ferrovial Construction East, LLC		Ferrovial Construction US Corp.	100.0%	457
UNITED STATES (Registered Office: Austin)
Cadagua US LLC		Webber, LLC	100.0%	14
Ferrovial Agroman 56, LLC		Ferrovial Construction Texas, LLC	100.0%	35
Ferrovial Agroman Indiana, LLC		Ferrovial Construction US Corp.	100.0%	0
Ferrovial Construction Texas, LLC		Ferrovial Construction US Corp.	100.0%	74
Ferrovial Construction US Corp.		Ferrovial Construction US Holding Corp.	100.0%	1,010	1
Ferrovial Construction US Holding Corp.		Ferrovial Holding US Corp.	100.0%	1,168	1
Grand Parkway Infrastructure LLC		DBW Construction LLC	30.0%	0	1
		Ferrovial Construction Texas, LLC	40.0%	0	1
Ferrovial Energy Solutions, LLC		Ferrovial Energy US, LLC	100.0%	0
Webber Infrastructure Management US Inc.		Webber, LLC	100.0%	308	1
Webber Infrastructure Management Inc.		Webber Infrastructure Management US	100.0%	39	1
Webber Infrastructure Management Holding US Corp		Ferrovial Holding US Corp	100.0%	(3)	1
Ferrovial Construccion JFK T1 LLC		Ferrovial Construction US Corp.	100.0%	0
Tecpresa Structural Solutions, LLC		Ferrovial Construction US Holding Corp.	100.0%	0
UNITED STATES (Registered Office: Charlotte)
Sugar Creek Construction LLC		Ferrovial Construction East, LLC	70.0%	64
UNITED STATES (Registered Office: Dallas)
Trinity Infrastructure LLC		DBW Construction LLC	40.0%	0
		Ferrovial Construction Texas, LLC	60.0%	0
UNITED STATES (Registered Office: Fort Worth)
North Tarrant Infrastructures		DBW Construction LLC	25.0%	0	1
		Ferrovial Construction Texas, LLC	75.0%	0	1
UNITED STATES (Registered Office: Georgia)
North Perimeter Contractors LLC		Ferrovial Construction East, LLC	100.0%	387	1
Webber - United LLC		Webber, LLC	60.0%	0
UNITED STATES (Registered Office: Los Angeles)
California Rail Builders		Ferrovial Construction West, LLC	80.0%	0	1
Ferrovial Construction West, LLC		Ferrovial Construction US Corp.	100.0%	0	1
UNITED STATES (Registered Office: North Richland Hills)
Bluebonnet Contractor, LLC		DBW Construction LLC	40.0%	0
		Ferrovial Construction Texas, LLC	60.0%	0
UNITED STATES (Registered Office: The Woodlands)
DBW Construction LLC.		Webber, LLC	100.0%	(2)	1
Webber Waterworks, LLC		Cadagua US, LLC	50.0%	0	1
		Webber, LLC	50.0%	0	1
Webber Materials, LLC		Webber Equipment & Materials LLC	100.0%	88	1
Webber, LLC		Ferrovial Construction US Holding Corp.	100.0%	653	1
Webber Barrier Services		Webber, LLC	100.0%	5	1
Webber Commercial Construction LLC		Webber, LLC	100.0%	0	1

Webber Equipment & Materials LLC		Webber, LLC	100.0%	227	1
Webber Management Group LLC		Webber Equipment & Materials LLC	100.0%	41	1
UNITED STATES (Registered Office: Virginia)
FAM Construction LLC (I-66)		Ferrovial Construction US Corp.	70.0%	337	1
FRANCE (Registered Office: Paris)
Ferrovial Construction France, S.A.		Ferrovial Construction International S.E.	100.0%	12
NETHERLANDS (Registered Office: Amsterdam)
Ferrovial Construction International S.E.		Ferrovial SE	100.0%	761	1
IRELAND (Registered Office: Dublin)
Ferrovial Construction Ireland Ltd		Ferrovial Construction Holdings Ltd	100.0%	8
MEXICO (Registered Office: México DF)
Cadagua Ferr. Industrial MEXICO		Cadagua, S.A. (a)	75.1%	0
		Ferrovial Medio Ambiente y Energía, S.A. (a)	24.9%	0
NEW ZEALAND (Registered Office: Wellington)
Ferrovial Construction (New Zealand) Limited		Ferrovial Construcción Australia PTY LTD	100.0%	2
PERU (Registered Office: Lima)
Ferrovial Construcción Perú, S.A.C. *		Ferrovial Construction International S.E.	99.99%	0
POLAND (Registered Office: Cracow)
Mostostal Kraków S.A.		Budimex, S.A.	100.0%	3	1
Mostostal Kraków Energetyka sp. z o.o.		Mostostal Kraków SA	100.0%	0	1
Fotowoltaika HIG XIV Sp. z o.o.		Budimex, S.A.	100.0%	2
POLAND (Registered Office: Kamieńsk)
FBSerwis Kamieńsk Sp. z o.o.		FBSerwis SA	80.0%	0	1
FBSerwis Zielony Kamieńsk Sp. z o.o.		FBSerwis Kamieńsk Sp. z o.o.	100.0%	0
POLAND (Registered Office: Kąty Wrocławskie)
FBSerwis Wrocław Sp. z o.o.		FBSerwis SA	100.0%	0	1
FBSerwis Zielony Wrocław Sp. z o.o.		FBSerwis Wrocław Sp. z o.o.	100.0%	0
POLAND (Registered Office: Ścinawka Dolna)
FBSerwis Dolny Sląsk Sp. z o.o.		FBSerwis SA	100.0%	0	1
FBSerwis Zielony Dolny Śląsk Sp. z o.o.		FBSerwis Dolny Sląsk Sp. z o.o.	100.0%	0
POLAND (Registered Office: Tarnów)
FBSerwis Karpatia Sp. z o.o.		FBSerwis SA	100.0%	0	1
FBSerwis Zielona Karpatia Sp. z o.o.		FBSerwis Karpatia Sp. z o.o.	100.0%	0
POLAND (Registered Office: Warsaw)
Budimex, S.A.		Ferrovial Construction International S.E.	50.1%	83	1
Bx Budownictwo Sp. z o.o.		Budimex, S.A.	100.0%	0	1
Bx Kolejnictwo SA		Budimex, S.A.	100.0%	26	1
Budimex Parking Wrocław Sp. z o.o.	P	Budimex, S.A.	51.0%	1	1
FBSerwis SA		Budimex, S.A.	100.0%	69	1
FBSerwis A Sp. z o.o.		FBSerwis SA	100.0%	0
FBSerwis B Sp. z o.o.		FBSerwis SA	100.0%	0
FBSerwis Odbiór Sp. z o.o.		FBSerwis SA	100.0%	0
FBSerwis Paliwa Alternatywne Sp. z o.o.		FBSerwis SA	100.0%	0
JZE Sp. z o.o.		FBSerwis SA	100.0%	0
Zaklad, Przetworstwa Odpadow Zawisty Sp. Z.o.o.		JZE Sp. z.o.o.0	100.0%	0
Konstalex Sp. z o.o.		Mostostal Kraków SA	100.0%	0
Budimex Most Wschodni S.A.		Budimex, S.A.	100.0%	0	1
Circular Construction SA		Budimex Most Wschodni SA	100.0%	0	1
Magnolia Energy Sp. z o.o.	P	Budimex, S.A.	100.0%	9	1
Budimex PPP SA		Budimex, S.A.	100.0%	4	1
Budimex F Sp. z o.o.		Budimex, S.A.	100.0%	0
Budimex A Sp. z o.o.		Budimex, S.A.	100.0%	0
Budimex O Sp. z o.o.		Budimex, S.A.	100.0%	0
Budimex P Sp. z o.o.		Budimex, S.A.	100.0%	0
Budimex R Sp. z o.o.		Budimex, S.A.	100.0%	0
Budimex D Sp. z o.o.		Budimex SA	76.0%	0
Budimex SA Sygnity SA sj		Budimex, S.A.	67.0%	0
Budimex SA Cadagua SA IV sc		Budimex, S.A.	99.9%	0
Budimex SA Cadagua SA V sc		Budimex, S.A.	99.9%	0
Budimex SA Tecnicas Reunidas SA - Turów s.c.		Budimex, S.A.	50.0%	0
Green Waste Management 5 Sp. z o.o.		FBSerwis SA	100.0%
Green Waste Management 6 Sp. z o.o.		FBSerwis SA	100.0%
PUERTO RICO (Registered Office: San Juan)
Ditecpesa PR, LLC		Ferrovial Construction International S.E.	100.0%	1
Ferrovial Construcción Puerto Rico, LLC		Ferrovial Construction International S.E.	100.0%	25
UNITED KINGDOM (Registered Office: London)

Ferrovial Construction (UK) Limited		Ferrovial Construction Holdings Ltd	100.0%	9	1
Ferrovial Construction Holdings Limited		Ferrovial Construction International S.E.	100.0%	74	1
FC Civil Solutions Limited		Ferrovial Construction Holdings Ltd	100.0%	0
TOLL ROADS
SPAIN (Registered Office: Madrid)
Cintra Infraestructuras España, S.L. (a)		Ferrovial, SE	100.0%	101	1
Cintra Inversora Autopistas de Cataluña, S.L. (a)	P	Cintra Infraestructuras España S.L. (a)	100.0%	0	1
Inversora Autopistas de Cataluña, S.L. (a)	P	Cintra Inversora Autopistas de Cataluña, S.L. (a)(a)	100.0%	0	1
Cintra Inversiones, S.L.U. (a)		Cintra Infraestructuras España S.L. (a)	100.0%	0
Cintra Servicios de Infraestructuras, S.A. (a) *		Cintra Infraestructuras España S.L. (a)	99.99%	0	1
Autopista Alcalá-O'Donnell, S.A. (a)		Cintra Infraestructuras España S.L. (a)	100.0%	3
Autovía de Aragón, Sociedad Concesionaria, S.A.	P	Ferrovial Construcción, S.A. (a)	55.0%	23	1
		Cintra Infraestructuras España S.L. (a)	30.0%	15	1
		Ferrovial, SE	15.0%	3	1
Pilum, S.A. *	P	Ferrovial SE	94.1%	0
Ferrovial Aravia, S.A.	P	Ferrovial Construcción, S.A. (a)	55.0%	1	1
		Cintra Infraestructuras España S.L. (a)	30.0%	1	1
		Ferrovial, SE	15.0%	0	1
SPAIN (Registered Office: Barcelona)
Autema, S.A. (a)	P	Inversora Autopistas de Cataluña, S.L. (a)	76.3%	426	1
AUSTRALIA (Registered Office: Melbourne)
Cintra OSARS (Western) Holdings Unit Trust		Cintra OSARS Western Ltd	100.0%	23
Cintra OSARS Western Unit Trust		Cintra OSARS (Western) Holdings Unit Trust	100.0%	(3)
AUSTRALIA (Registered Office: Sydney)
Cintra Developments Australia PTY, Ltd		Cintra Infrastructures UK Ltd	100.0%	1	1
Cintra OSARS (Western) Holdings PTY Ltd		Cintra OSARS Western Ltd	100.0%	0	1
Cintra OSARS Western PTY Ltd		Cintra OSARS (Western) Holdings PTY Ltd	100.0%	0	1
CANADA (Registered Office: Toronto)
Cintra 4352238 Investments INC		407 Toronto Highway B.V.	100.0%	0
COLOMBIA (Registered Office: Bogotá)
Cintra Infraestructuras Colombia, S.A.S. (a)		Cintra Global SE	100.0%	23	1
UNITED STATES (Registered Office: Austin)
Ferrovial Holding US Corp		Cintra Infrastructures, S.E.	100.0%	3,102
Cintra Holding US Corp		Ferrovial Holding US Corp	100.0%	22
Cintra Texas Corp		Cintra Holding US Corp	100.0%	(22)
Cintra US Services LLC		Cintra Texas Corp	100.0%	1
Cintra ITR LLC *		Cintra Holding US Corp	49.0%	78
		Ferrovial Construction US Corp.	44.0%	23	1
Cintra LBJ LLC		Cintra Holding US Corp	100.0%	303
Cintra NTE LLC		Cintra Holding US Corp	100.0%	240
Cintra NTE Mobility Partners Segments 3 LLC		Cintra Holding US Corp	100.0%	4
Cintra Toll Services LLC		Cintra Holding US Corp	100.0%	0
Cintra I-77 Mobility Partners LLC		Cintra Holding US Corp	100.0%	142
Cintra 2 I-77 Mobility Partners LLC		Cintra Holding US Corp	100.0%	66
Cintra 2 I-66 Express Mobility Partners		Cintra Holding US Corp	100.0%	679
I-66 Express Mobility Partners Holdings LLC	P	Cintra 2 I-66 Express Mobility Partners	50.0%	0
I-66 Express Mobility Partners LLC	P	I-66 Express Mobility Partners Holdings LLC	100.0%	1,437
Cintra 3I-66 Express Mobility Partners LLC		Cintra Holding US Corp	100.0%	200
Cintra 3 I-77 Mobility Partners LLC		Cintra Holding US Corp	100.0%	104
Cintra Digital Business Ventures LLC	P	Cintra Holding US Corp	100.0%	0
Cintra North Corridor Transit Partners LLC	P	Cintra Holding US Corp	100.0%	0
UNITED STATES (Registered Office: Charlotte)
I-77 Mobility Partners Holding LLC *	P	Cintra I-77 Mobility Partners LLC	50.1%	108
		Cintra 2-I77 Mobility Partners Holding LLC	15.0%	68
I-77 Mobility Partners LLC	P	I-77 Mobility Partners Holding LLC	100.0%	218	1
UNITED STATES (Registered Office: Dallas)
LBJ Infrastructure Group Holding LLC	P	Cintra LBJ LLC	54.6%	0
LBJ Infrastructure Group LLC	P	LBJ Infrastructure Group Holding LLC	100.0%	521	1
UNITED STATES (Registered Office: North Richland Hills)
NTE Mobility Partners Holding LLC	P	Cintra NTE LLC	63.0%	240	1
NTE Mobility Partners LLC	P	NTE Mobility Partners Holding LLC	100.0%	322	1
NTE Mobility Partners Segments 3 Holding LLC	P	Cintra NTE Mobility Partners Segments 3 LLC	53.7%	276	1
NTE Mobility Partners Segments 3 LLC	P	NTE Mobility Partners Segments 3 Holding LLC	100.0%	436	1
NETHERLANDS (Registered Office: Amsterdam)
Cintra Infrastructures SE		Ferrovial SE	100.0%	3,021	1

Cintra Global SE		Ferrovial SE	100.0%	3,242	1
407 Toronto Highway B.V.		Cintra Global SE	100.0%	2,664	2
Cintra INR Investments B.V.		Cintra Global SE	100.0%	369	5
Cintra Projects B.V.		Cintra Global SE	100.0%	0
Cintra IM Investments B.V.		Cintra Global SE	100.0%	0	1
Cintra INVIT Investments B.V.		Cintra Global SE	100.0%	718
Cintra Development BV		Cintra Global SE	100.0%	0	1
INDIA (Registered Office: Mumbai)
Ciinfra India Private Limited*		Cintra INR Investments BV	99.99%	0	1
PORTUGAL (Registered Office: Lisbon)
Vialivre, S.A.	P	Cintra Infrastructures SE	84.0%	0	1
UNITED KINGDOM (Registered Office: London)
Cintra Silvertown Ltd		Cintra Infrastructures UK Ltd	100.0%	1	1
UNITED KINGDOM (Registered Office: Oxford)
Cintra Infrastructures UK Ltd		Cintra Global SE	100.0%	42	1
Cintra Toowoomba Ltd		Cintra Infrastructures UK Ltd	100.0%	0
Cintra Slovakia Ltd		Cintra Global SE	100.0%	1
Cintra OSARS Western Ltd		Cintra Infrastructures UK Ltd	100.0%	23	1
CHILE (Registered Office: Santiago de Chile)
Cintra Infraestructuras Chile, S.p.A		Cintra Global SE	100.0%	0
PERU (Registered Office: LIMA)
Cintra Infraestructuras Perú, S.A.C*		Cintra Infrastructures SE	99.9%	0
DIGITAL INFRASTRUCTURES
SPAIN (Registered Office: Madrid)
Ferrovial MAD 01, S.A.		Ferrovial SE	100.0%	91
AIRPORTS
SPAIN (Registered Office: Madrid)
Ferrovial Aeropuertos España, S.A. (a)		Ferrovial SE	100.0%	28
UNITED STATES (Registered Office: Austin)
Ferrovial Airports Holding US Corp		Ferrovial Holding US Corp	100.0%	799
UNITED STATES (Registered Office: Denver)
Ferrovial Airports O&M Services LLC		Ferrovial Airports Holding US Corp	100.0%	0
Ferrovial Airports US Terminal One LLC.		Ferrovial Airports Holding US Corp	100.0%	734
UNITED STATES (Registered Office: New York)
MARS NTO LLC.		Ferrovial Airports US Terminal One LLC.	96.1%	742
Ferrovial Airports CHS MSA LLC		Ferrovial Airports Holding US Corp	100.0%	0
NETHERLANDS (Registered Office: Amsterdam)
Hubco Netherlands B.V.		Ferrovial Airports International, SE	100.0%	807
FERROVIAL AIRPORTS FMM BV		Ferrovial Airports International, SE	100.0%	5
Ferrovial Airports Turkey B.V.		Ferrovial Airports International, SE	100.0%	152
UNITED KINGDOM (Registered Office: Oxford)
Faero UK Holding Limited	P	Hubco Netherlands B.V.	100.0%	255	1
Ferrovial Airports International, SE		Ferrovial SE	100.0%	1,372	1
TURKEY (Registered Office: Ankara)
YDA HAVALIMANI YATIRIM VE (Dalaman)	P	Ferrovial Airports Turkey B.V.	60.0%	145	1
ENERGY
SPAIN (Registered Office: Madrid)
Ferrovial Transco España , S.A.U. (a)	P	Ferrovial Transco International, B.V.	100.0%	14
Ferrovial Infraestructuras Energéticas, S.A.U. (a)		Ferrovial SE	100.0%	21
Parque Solar Casilla, S.L.U. (a)	P	Ferrovial Infraestructuras Energéticas, S.A.U. (a)	100.0%	9	1
Ferrovial Mobility, S.L. (a)		Ferrovial SE	100.0%	15
Cea Infraestructuras Energéticas (a)	P	Ferrovial Infraestructuras Energéticas, S.A.U. (a)	100.0%	0
Jucar Infraestructuras Energéticas (a)	P	Ferrovial Infraestructuras Energéticas, S.A.U. (a)	100.0%	0
Pisuerga Infraestructuras Energéticas, S.A.U. (a)	P	Ferrovial Infraestructuras Energéticas, S.A.U. (a)	100.0%	0
Ferrovial Growth VI, S.L. (a)		Ferrovial Infraestructuras Energéticas, S.A.U. (a)	100.0%	10
Roland Servicios Empresariales, S.L.U.		Ferrovial Mobility, S.L. (a)	100.0%	15
Ferrovial 004, S.A. (a)		Ferrovial SE	100.0%	17
Siemsa Control y Sistemas S.A.U. (a)		Ferrovial Energía S.A. (a)	100.0%	1	1
Ferrovial Energía S.A. (a)		Ferrovial Construcción, S.A. (a)	100.0%	16	1
CHILE (Registered Office: Santiago)
Ferrovial Power Infrastructure Chile, SpA		Ferrovial Transco International, B.V.	100.0%	65	1
Ferrovial Transco Chile II SpA	P	Ferrovial Power Infraestructure Chile, SpA	100.0%	0

Transchile Charrúa Transmisión, S.A.*	P	Ferrovial Power Infraestructure Chile, SpA	99.9%	0	1
Ferrovial Transco Chile III SPA	P	Ferrovial Transco International, B.V.	100.0%	0
Ferrovial Transco Chile IV SpA	P	Ferrovial Power Infraestructure Chile, SpA	100.0%	0
Centella Transmisión, S.A.*	P	Ferrovial Power Infrastructure Chile, SpA	99.99%	50	1
Centella Transmisión II, S.A.	P	Ferrovial Power Infrastructure Chile, SpA	50.1%	0	1
		Ferrovial Transco Chile III SPA	49.9%	0	1
Alto Huemul Transmisión SPA	P	Ferrovial Power Infrastructure Chile, SpA	100.0%	0
Alto Huemul II SPA	P	Ferrovial Power Infrastructure Chile, SpA	100.0%	0
UNITED STATES (Registered Office: Austin)
Ferrovial Mobility U.S., LLC		Ferrovial Holding US Corp	100.0%	1
Ferrovial Energy US, LLC		Ferrovial Holding US Corp	100.0%	13
Ferrovial Energy US 1, LLC		Ferrovial Energy US, LLC	100.0%	0
Misae Solar IV	P	Ferrovial Energy US, LLC	100.0%	66
NETHERLANDS (Registered Office: Amsterdam)
Ferrovial EG SE		Ferrovial SE	100.0%	76	2
Thalia Waste Treatment B.V.		Ferrovial SE	100.0%	1
Ferrovial Transco International B.V.		Ferrovial SE	100.0%	89
Ferrovial Services Netherlands B.V.		Ferrovial SE	100.0%	26	1
UNITED KINGDOM (Registered Office: London)
Thalia Waste Management Limited		Thalia Waste Treatment BV	50.0%	0	1
Thalia MK ODC Limited		Thalia Waste Management Limited	100.0%	0	1
Thalia AWRP ODC Limited		Thalia Waste Management Limited	100.0%	0	1
Thalia WB HoldCo Limited		Thalia Waste Management Limited	100.0%	0	1
Thalia WB ODC Limited		Thalia WB HoldCo Limited	100.0%	0	1
Thalia WB Services Limited		Thalia WB ODC Limited	100.0%	0	1
Thalia WB SPV Limited	P	Thalia WB Services Limited	100.0%	0	1
Thalia IOW SPV Limited		Thalia Waste Management Limited	100.0%	0	1
Thalia Services Limited		Thalia Waste Management Limited	100.0%	0	1
Thalia MK HoldCo Limited	P	Thalia Waste Management Limited	100.0%	0	1
Thalia MK SPV Limited		Thalia MK HoldCo Limited	100.0%	0	1
Thalia Ventures Limited		Thalia Holdco Ltd	100.0%	0	1
Thalia IOW ODC Ltd		Thalia Waste Management Limited	100.0%	0	1
Thalia Holdco Ltd		Thalia Waste Treatment BV	100.0%	0	1
CHILE (Registered Office: Antofagasta)
Berliam S.p.A.*		Veltis, SpA	65.1%	0	1
		Inversiones Chile Ltda	34.9%	0	1
CHILE (Registered Office: Los Andes)
Steel Ingenieria, S.A.*		Veltis, Sp.a	99.99%	31	1
Veltis, S.p.A		Ferrovial EG SE	100.0%	0	1
CHILE (Registered Office: Santiago)
Walvis, S.A.*		Berliam S.p.A.	99.7%	0	2
Inversiones (Chile) Holdings Limitada*		Veltis, Sp.a	99.99%	3	1
Inversiones (Chile) Limitada*		Inversiones (Chile) Holding Limitada	99.99%	0
Veltis Servicios, SpA		Veltis, S.p.A	100.0%	0
POLAND (Registered Office: Warsaw)
BXF Energía Sp. z.o.o.		Budimex, S.A.	51.0%	7
		Ferrovial EG SE	49.0%	7
Azalia, Sp.z.o.o.	P	BXF Energía SP ZOO	100.0%	8
AUSTRALIA (Registered Office: Sydney)
Ferrovial Energy PTY LTD		Ferrovial EG SE	100.0%	0
Auditor Key:
Auditors: (1) Ernst & Young, S.L., Madrid, Spain, Auditor Firm ID 1461; (2) Deloitte; (3) BDO; (4) PWC; (5) KPMG; (6) Vir Audit; (7) Elayouty
(a) Form part of the tax scope of Ferrovial SE and subsidiaries.
(*) The remaining percentage to complete the 100% Ownership in the company belongs to minority shareholders of the Ferrovial Group.
(**) In Members Voluntary Liquidation
(P) Project Company
(Net Cost Ownership: Net Cost of the parent company over subsidiary)